Consolidated Statements of Total Equity (USD $) In Thousands, except Share data	Total	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Earnings/ (Loss)	Retained Earnings	Total Shareholders' Equity	Noncontrolling Interests
Beginning Balance at Dec. 31, 2009	$ 1,406,411	$ 453	$ 381,173	$ (75,084)	$ 1,058,698	$ 1,365,240	$ 41,171
Beginning Balance (in shares) at Dec. 31, 2009		45,399,000
Consolidated net earnings	98,664				97,012	97,012	1,652
Other comprehensive earnings (loss)	21,420			21,424		21,424	(4)
Dividends declared	(73,550)				(73,550)	(73,550)
Issuances of common stock for stock award plans (in shares)		180,000
Issuances of common stock for stock award plans	639	2	637			639
Stock-based compensation expense	14,675		14,675			14,675
Ending Balance at Dec. 31, 2010	1,468,259	455	396,485	(53,660)	1,082,160	1,425,440	42,819
Ending Balance (in shares) at Dec. 31, 2010		45,579,000
Consolidated net earnings	83,573				82,379	82,379	1,194
Other comprehensive earnings (loss)	(30,261)			(30,230)		(30,230)	(31)
Dividends declared	(73,648)				(73,648)	(73,648)
Issuances of common stock for stock award plans (in shares)		147,000
Issuances of common stock for stock award plans	(2,405)	1	(2,406)			(2,405)
Stock-based compensation expense	11,522		11,522			11,522
Distributions to owners of noncontrolling interests	(1,000)						(1,000)
Purchase of remaining interest in existing subsidiaries	(7,176)		(3,737)			(3,737)	(3,439)
Ending Balance at Dec. 31, 2011	1,448,864	456	401,864	(83,890)	1,090,891	1,409,321	39,543
Ending Balance (in shares) at Dec. 31, 2011	45,726,000	45,726,000
Consolidated net earnings	85,527				84,474	84,474	1,053
Other comprehensive earnings (loss)	(22,321)			(22,279)		(22,279)	(42)
Dividends declared	(73,767)				(73,767)	(73,767)
Issuances of common stock for stock award plans (in shares)		276,000
Issuances of common stock for stock award plans	5,015	3	5,012			5,015
Stock-based compensation expense	7,781		7,781			7,781
Distributions to owners of noncontrolling interests	(800)						(800)
Ending Balance at Dec. 31, 2012	$ 1,450,299	$ 459	$ 414,657	$ (106,169)	$ 1,101,598	$ 1,410,545	$ 39,754
Ending Balance (in shares) at Dec. 31, 2012	46,002,000	46,002,000